TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2018	2019	2020
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,680	1,934	2,391
Number of individuals to which this benefit related	6	4	4
Compensation and benefits to directors, including benefit component of equity instrument grants	307	280	373
Number of individuals to which this benefit related	7	7	7

Schedule of Key Management Compensation
Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Salaries and other short-term employee benefits	1,669	1,415	1,656
Post-employment benefits	137	115	126
Other long-term benefits	35	31	33
Share-based compensation	1,146	653	949
	2,987	2,214	2,764